Share-based payments charge - Disclosure of number and weighted average exercise prices of other equity instruments (Details) - Restricted Stock Units - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	862,473	1,052,236
Options granted (in shares)	740,496
Options exercised (in shares)	0	(309,237)
Options forfeited (in shares)	0	(153,916)
Ending balance (in shares)	1,602,969	862,473
Year Of Issue, 2017, Expiry Date April 26, 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	729,987
Options granted (in shares)	0
Options exercised (in shares)	0
Options forfeited (in shares)	0
Ending balance (in shares)	729,987	729,987
Year Of Issue, 2018, Expiry Date March 8, 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	132,486
Options granted (in shares)	0
Options exercised (in shares)	0
Options forfeited (in shares)	0
Ending balance (in shares)	132,486	132,486
Year Of Issue, 2019, Expiry Date March 29, 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)	740,496
Options exercised (in shares)	0
Options forfeited (in shares)	0
Ending balance (in shares)	740,496